OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS.
OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS

5.OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS

Other receivables consist of the following:

	As of December 31,
	2023	2024
Other receivables – offering consideration (1)	$762	$—
Interest receivables	—	575
Other receivables	56	—
	$818	$575

(1) represents from ATM offering proceeds that were not received and recorded as other receivables due from the sales agent as of December 31, 2023. The amount was collected in cash on January 2, 2024.

Prepayments and other current assets consist of the following:

	As of December 31,
	2023	2024
Prepaid insurance premiums	$762	$414
Other prepayments for research and development expense (2)	154	916
Deductible value-added tax input	31	19
	$947	$1,349

(2) Other prepayments for research and development expense represents payments made to third party CROs for pass-through expenses.

Prepayments and other non-current assets consist of the following:

	As of December 31,
	2023	2024
Prepaid insurance premiums	$62	$27
Other prepayments for research and development expense (3)	3,235	3,933
	$3,297	$3,960

(3) Other prepayments for research and development expense represents payments made to third party CROs to assist in the performance of clinical trial activities and the contract duration is expected to be 5 years.